INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX
Schedule of company's net deferred tax liability

The following is a summary of the Company's net deferred tax asset (liability):

	December 31,	December 31,
	2020	2019

Deferred tax asset (liability)
Startup and organizational expenses	$148,348	$—
Unrealized gain on marketable securities	(976)	(9,657)
Total deferred tax asset (liability)	147,372	(9,657)
Valuation Allowance	(148,348)	—
Deferred tax asset (liability), net of allowance	$(976)	$(9,657)

Schedule of income tax provision

The income tax provision consists of the following:

	December 31,	December 31,
	2020	2019

Federal
Current expense	$495,442	$1,237,860
Deferred (benefit) expense	(157,029)	9,657

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	148,348	—

Income tax provision	$486,761	$1,247,517

Schedule of reconciliation of the federal income tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,	December 31,
	2020	2019

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Transaction costs attributable to Initial Public Offering	0.0%	(1.8)%
Loss on conversion option liability	(0.5)%	0.0%
Loss on warrant liability	(6.3)%	(28.5)%
Loss on Prosus agreement	(14.7)%	0.0%
Valuation allowance	(0.2)%	0.0%
Income tax provision	(0.7)%	(9.3)%